Changes in Accumulated Other Comprehensive (Loss) Income by Component, Net of Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		¥ (65,754)	¥ (82,589)	¥ (57,367)
Other comprehensive income (loss)	$ 6,409	41,518	16,835	(25,222)
Ending balance	(3,741)	(24,236)	(65,754)	(82,589)
Accumulated Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(65,754)	(82,589)	(57,367)
Other comprehensive income (loss)		41,518	16,835	(25,222)
Ending balance	$ (3,741)	¥ (24,236)	¥ (65,754)	¥ (82,589)